Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Equity [Abstract]
Stockholders' Equity

Note 7 – Stockholders’ Equity

The Company authorized 100,000,000 shares of capital stock with consists of 90,000,000 shares of common stock, $0.000001 par value per share and 10,000,000 shares of preferred stock, $0.000001 par value per share.

Common Stock

During the six months ended June 30, 2019, the Company issued 84,300 shares of common stock to vendors in satisfaction of $421,500 of accounts payable and accrued expenses. The 84,300 shares were valued at $674,000; therefore the Company took a charge to earnings of $252,900 related to the settlement of debt during the six months ended June 30, 2019.

Stock Options

The following is a summary of stock option activity:

Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Options	Exercise	Contractual	Intrinsic
	Outstanding	Price	Life	Value
Outstanding, December 31, 2018	300,000	$8.00	2.00	$-
Granted	-
Forfeited	-
Exercised	-
Outstanding, June 30, 2019	300,000	$8.00	1.50	$-
Exercisable, June 30, 2019	300,000	$8.00	1.50	$-

The exercise price for options outstanding at June 30, 2019:

Outstanding		Exercisable
Number of Options	Exercise Price	Number of Options	Exercise Price
300,000	$8.00	$300,000	8.00
300,000		300,000

The following is a summary of warrant activity:

Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Warrants	Exercise	Contractual	Intrinsic
	Outstanding	Price	Life	Value
Outstanding, December 31, 2018	1,500,000	$4.00	4.44	$6,000,000
Granted	-
Forfeited	-
Exercised	-
Outstanding, June 30, 2019	1,500,000	$4.00	3.94	$6,000,000
Exercisable, June 30, 2019	1,500,000	$4.00	3.94	$6,000,000

The exercise price for warrants outstanding at June 30, 2019:

Outstanding and Exercisable
Number of Warrants	Exercise Price
1,500,000	$4.00
1,500,000

Note 9 – Stockholders’ Equity

The Company authorized 100,000,000 shares of capital stock with consists of 90,000,000 shares of common stock, $0.000001 par value per share and 10,000,000 shares of preferred stock, $0.000001 par value per share.

Common Stock

During the years ended from December 31, 2018, the Company:

●	sold 46,330 shares of common stock to investors for gross cash proceeds of $307,924;

●	issued 155,850 shares of common stock in connection with the issuance of notes payable;

●	issued 298,500 shares of common stock in connection with lease obligations;

●	issued 432,500 shares of common stock for services rendered valued at $3,460,000. The value was determined based on the shares price for recent sales of the Company’s common stock; and

●	issued 14,945 shares of common stock for payment of accounts payable of $119,274.

During the year ended from December 31, 2017, the Company:

●	sold 371,351 shares of common stock to investors for gross cash proceeds of $2,484,199 of which 326,126 shares and $2,303,299 of cash proceeds were related to the Company’s Regulation A offering. The Company incurred $814,442 of offering cost related to the sale of common stock which consisted principally of legal fees and costs associated with soliciting the sale of common stock directly to the Regulation A investors;

●	issued 18,200 shares of common stock in connection with the issuance of notes payable;

●	issued 350,000 shares of common stock in connection with lease obligations;

●	issued 432,500 shares of common stock for services rendered valued at $3,460,000. The value was determined based on the shares price for recent sales of the Company’s common stock; and

●	issued 20,000 shares of common stock for payment of accounts payable of $160,000.

Stock Options

The following is a summary of stock option activity:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Options	Exercise	Contractual	Intrinsic
	Outstanding	Price	Life	Value
Outstanding, December 31, 2016	450,000	$1.00	2.00	$-
Granted	300,000	$8.00
Forfeited	-
Exercised	-
Outstanding, December 31, 2017	750,000	$3.80	1.80	$3,150,000

Granted	-
Forfeited	(450,000)	1.00
Exercised	-
Outstanding, December 31, 2018	300,000	$8.00	2.00	$
Exercisable, December 31, 2018	300,000	$8.00	2.00	$

The exercise price for options outstanding at December 31, 2018:

Outstanding		Exercisable
Number of	Exercise	Number of	Exercise
Options	Price	Options	Price
300,000	$8.00	$300,000	8.00
300,000		300,000

Warrants

The following is a summary of warrant activity:

Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Warrants	Exercise	Contractual	Intrinsic
	Outstanding	Price	Life	Value
Outstanding, December 31, 2017	-
Granted	1,500,000	$4.00
Forfeited	-
Exercised	-
Outstanding, December 31, 2018	1,500,000	$4.00	4.44	$6,000,000
Exercisable, December 31, 2018	1,500,000	$4.00	4.44	$6,000,000

The exercise price for warrants outstanding at December 31, 2018:

Outstanding and Exercisable
Number of	Exercise
Warrants	Price
1,500,000	$4.00
1,500,000